Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,504	€ 1,310	€ 1,261
Capitalized interest	14	11	14
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,007	831	846
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	534	634	682
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	277	152	87
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	199	45	77
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	421	384	405
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 73	€ 95	€ 10